General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of comparative information prepared under previous GAAP [line items]
Depreciation and amortization	$ (6,854)	$ (6,181)	$ (6,276)
General and administrative expenses	(34,558)	(31,536)	(31,445)
General and administrative expenses
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	(17,296)	(15,393)	(16,763)
Professional fees	(10,939)	(9,624)	(6,171)
Insurance liability expense	(314)	(954)	(1,473)
Other operating expenses	(4,124)	(4,275)	(5,211)
Depreciation and amortization	(1,885)	(1,290)	(1,827)
General and administrative expenses	$ (34,558)	$ (31,536)	$ (31,445)